LONG TERM DEBT	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
LONG TERM DEBT
NOTE 14:-	LONG TERM DEBT

In connection with financing the acquisition of inContact (refer to Note 1b) which closed on November 14, 2016, the Company entered into a Credit Agreement with certain lenders, according to which the following credit facilities were issued: 1) a long-term loan of $475,000, and 2) a revolving credit loan of up to $75,000.

The Credit Agreement contains a number of covenants and restrictions that among other things, and subject to certain agreed upon exceptions, require the Company and its subsidiaries to satisfy certain financial covenants and restricts the ability of the Company and its subsidiaries to incur liens, incur additional indebtedness, make loans and investments, engage in mergers and acquisitions, engage in asset sales, declare dividends or redeem or repurchase capital stock, prepay, redeem or purchase subordinated debt and amend or otherwise alter debt agreements, in each case, subject to certain agreed upon exceptions. A failure to comply with these covenants could permit the lenders under the Credit Agreement to declare all amounts borrowed under the Credit Agreement, together with accrued interest and fees, to be immediately due and payable. As of December 31, 2018, the Company was in compliance with all covenants and requirements outlined in the Credit Agreement.

Long term loan

On January 2017, the Company prepaid a principal amount of $260,000 which resulted in $5,300 amortization of debt issuance costs. In addition, the contractual principal payments for the long-term loan have changed and the Company will pay the entire remaining principal of $215,000 at the final maturity date which is December 31, 2021.

The long-term loan bears interest through maturity at a variable rate based upon, at the Company's option every interest period, either (a) the LIBOR rate for Eurocurrency borrowing or (b) an Alternate Base Rate ("ABR"), which is the highest of (i) the administrative agent's prime rate, (ii) one-half of 1.00% in excess of the overnight U.S. Federal Funds rate, and (iii) 1.00% in excess of the one-month LIBOR), plus in each case, an applicable margin. The applicable margin for Eurocurrency loans ranges, based on the applicable total net leverage ratio, from 1.25% to 2.00% per annum and the applicable margin for ABR loans ranges, based on the applicable total net leverage ratio, from 0.25% to 1.00% per annum.

Debt issuance costs of $10,158 attributable to the long-term loan are amortized as interest expense over the contractual term of the loan using the effective interest rate.

The carrying values of the liability's components are reflected in the Company's accompanying consolidated balance sheets as follows:

	December 31,
	2018	2017

Principal	$215,000	$215,000
Less: Debt issuance costs, net of amortization	(2,692)	(3,486)

Net liability carrying amount	$212,308	$211,514

Interest expense related to the liability is reflected on the accompanying consolidated statements of income for the years ended:

	December 31,
	2018	2017

Amortization of debt issuance costs	$794	$6,334
Interest expense	7,083	5,558

Total interest expense recognized	$7,877	$11,892

Effective interest rate	3.80%	3.30%

Pursuant to the Credit Agreement, the Company has also been granted a revolving credit facility that entitles the Company to borrow up to $75,000 through December 2021 with interest payable on the borrowed amount set at the same terms as the term loan, as well as a quarterly commitment fee on unfunded amounts ranging from 0.25% to 0.5%, subject to the achievement of certain leverage levels. As of December 31, 2018, no amounts had been funded.

Debt issuance costs of $1,667 attributable to the revolving credit loan are capitalized and amortized as interest expense over the contractual term of the agreement on a straight line basis.

Exchangeable Senior Notes and Hedging Transactions

Exchangeable Senior Notes

In January 2017, the Company issued $287,500 aggregate principal amount of Exchangeable Senior Notes (the "Notes") due 2024. The following table summarizes some key facts and terms regarding the outstanding Notes:

Due 2024

Issuance date	January 18, 2017
Maturity date	January 15, 2024
Principal amount	$287,500
Cash coupon rate (per annum)	1.25%
Conversion rate effective September 15, 2023 (per $1000 principal amount)	12.026
Effective conversion price effective September 15, 2023 (per ADS)	$83.15

Subject to satisfaction of certain conditions and during certain periods, as defined in the indenture governing the Notes, the holders will have the option to exchange the Notes for (i) cash, (ii) ADSs or (iii) a combination thereof, at the Company's election.

The Company may provide additional ADSs upon conversion if there is a "Make-Whole Fundamental Change" in the business as defined in the indenture governing the Notes.

The Notes are not redeemable by the Company prior to the maturity date apart from certain cases as defined in the indenture governing the Notes.

Debt issuance costs of $5,791 attributable to the Notes are amortized as interest expense over the contractual term of the loan using the effective interest rate.

The carrying values of the liability and equity components of the Notes are reflected in the Company's accompanying consolidated balance sheets as follows:

	December 31,
	2018	2017

Principal	$287,500	$287,500
Less:
Debt issuance costs, net of amortization	(4,488)	(5,182)
Unamortized discount	(39,335)	(46,190)

Net liability carrying amount	$243,677	$236,128

Equity component - net carrying value	$51,176	$51,176

Interest is payable on the debentures semi-annually at the cash coupon rate; however, the remaining debt discount is being amortized as additional non-cash interest expense using an effective annual interest rate equal to the Company's estimated nonconvertible debt borrowing rate at the time of issuance.

  Interest expense related to the Notes is reflected on the accompanying consolidated statements of income as follows:

	Year Ended December 31,
	2018	2017

Amortization of debt issuance costs	$694	$609
Non-cash amortization of debt discount	6,855	6,278
Interest expense	3,594	3,414

Net liability carrying amount	$11,143	$10,301
Equity component - net carrying value	4.68%	4.68%

Exchangeable notes hedge transactions

In connection with the pricing of the Notes, the Company has entered into privately negotiated exchangeable note hedge transactions with some of the initial purchasers and/or their respective affiliates (the "Option Counterparties").

Subject to customary anti-dilution adjustments substantially similar to those applicable to the Notes, the exchangeable note hedge transactions cover partial number of ADSs that will initially underline the Notes.

The note hedge transactions are expected generally to reduce potential dilution to the ADSs and/or cash payments the Company is required to make in excess of the principal amount, in each case, upon any exchange of the Notes.

A portion of the call-options can be settled upon a surrender of the same amounts of Notes by a holder. Settlement can be done in cash, ADSs or a combination of both, at the Company's election.

Concurrently with the Company's entry into the exchangeable note hedge transactions, the Company has entered into warrant transactions with the Option Counterparties relating to the same number of ADSs (3,457,475), with a strike price of $101.82 per ADS, subject to customary anti‑dilution adjustments.

The warrants are exercisable for a period of three months as of the notes maturity date.

GAAP requires measuring such transactions as equity components. The Company has recorded a net decrease of $20,281 in additional paid in capital in 2017.